U.S. SECURITIES AND EXCHANGE COMMISSION
               Washington, D.C.  20594

                      FORM 24F-2
            ANNUAL NOTICE OF SECURITIES SOLD
               PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
PLEASE PRINT OR TYPE.

1.      NAME AND ADDRESS OF ISSUER:
        The New Economy Fund
        333 South Hope Street
        Los Angeles, CA 90071

2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED (if the Form is being filed for all series and classes of securities of
        the issuer, check the box but do not list series or classes:     X

3.      INVESTMENT COMPANY ACT FILE NUMBER:    811-3735
        SECURITIES ACT FILE NUMBER:  2-83848

4(A).    LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
         November 30, 2001

4(B). CHECK BOX IF THIS NOTICE IS BEING FILED LATE (I.E., MORE THAN 90 CALENDAR DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR). (SEE INSTRUCTION A.2)

         NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(C).    _ CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS
         FORM.

5.       CALCUlATION OF REGISTRATION FEE:

         (i)    Aggregate sale price of securities sold
                during the fiscal year pursuant to
                section 24(f):                                   $2,460,075,000

         (ii)   Aggregate price of securities redeemed or
                repurchased during the fiscal year:              $1,627,501,000

         (iii)  Aggregate price of securities redeemed
                or repurchased during any prior fiscal
                year ending no earlier than October 11, 1995
                that were not previously used to reduce
                registration fees payable to the Commission:     $

         (iv)   Total available redemption credits
                [add items 5(ii) and 5(iii):                     $1,627,501,000

         (v)    Net sales -- if Item 5(i) is greater
                than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i)]:                                   $832,574,000

         (vi)   Redemption credits available for use in
                future years if item 5(i) is less than
                Item 5(iv) [subtract Item 5(iv) from
                Item 5(i)]:                                           $(     )

         (vii)  Multiplier for determining registration
                fee (See Instruction C.9):                            X.000092

         (viii) Registration fee due [multiply Item 5(v)
                by Item 5(vii)] (enter "0" if no fee is due):       $76,596.81

6.        PREPAID SHARES

          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $________

8. Total of the amount of the registration fee due plus any interest due [line 5(viiii) plus line 7]: =$76,596.81

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          CIK #719608    January 28, 2002 and February 1, 2002

          Method of delivery:

          X Wire transfer
          _ Mail or other means


                             SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Chad L. Norton
                          Chad L. Norton
                          Secretary

Date January 28, 2002

* Please print the name and title of the signing officer below the signature.